Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Schedule of compensation of key management personnel

	For the year ended December 31
in 000€	2022	2021	2020
Short-term employee benefits	2,736	2,832	2,302
Post-employment benefits	75	93	93
Total	2,811	2,925	2,395
Warrants granted	—	—	—
Warrants outstanding	—	4,545	108,905

Schedule of related parties for the relevant financial year

	Sale of	Purchases		Interest	Right-of-		Lease	Other
in 000€	goods to	from	Depreciation	expense	Use Assets	Receivables	liabilities	liabilities
Non-executive directors of the Group
2022	—	163	—	—	—	—	—	86
2021	—	122	—	—	—	—	—	58
2020	—	85	—	28	—	—	—	—

Shareholders of the Group
2022	—	104	—	5	—	—	—	96
2021	—	37	—	6	—	77	—	60
2020	—	2	—	7	—	29	—	158

Joint ventures
2022	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—
2020	419	—	—	—	—	—	—	—

Non-controlling interests
2022	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—